Non-Current Liability (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Liabilities, Noncurrent [Abstract]
Summary of Non-current liability
	9/30/2013	6/30/2013
Shareholders loans	$96,536	$45,665
	$96,536	$45,665

	2013	2012
Shareholders loans	45,665	218,574
	$45,665	$218,574